Fair Value	6 Months Ended
Jun. 30, 2013
Fair Value
(3)	Fair Value

For trade accounts receivable, prepaid and other current assets, related-party receivable, trade accounts payable, and accrued expenses the carrying amounts approximate fair value because of the short maturity of these instruments.

Assets and liabilities that are measured at fair value on a recurring basis using quoted prices in active markets for identical instruments (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) consist of the following at June 30, 2013 and December 31, 2012:

		Fair value measurements at reporting date using
	June 30, 2013	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$2,433,188	$2,433,188	$—	$—

	$2,433,188	$2,433,188	$—	$—

		Fair value measurements at reporting date using
	December 31, 2012	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

The following methods and assumptions were used to determine the fair value of each class of assets recorded at fair value in the balance sheets:

Cash equivalents: Cash equivalents primarily consist of highly rated money market funds with original maturities to the Company of three months or less, and are purchased daily at par value with specified yield rates. Due to the high ratings and short-term nature of the funds, the Company considers all cash equivalents as Level 1.